RECLAMATION PROVISION (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Avino Mine [Member]
Statement [Line Items]
Capitalized costs	$ 544
San Gonzalo Mine [Member]
Statement [Line Items]
Reduction of asset retirement obligation	193
Management's Estimate [member]
Statement [Line Items]
Reclamation provision	808	$ 1,524
Reclamation provision undiscounted value	$ 1,275	$ 1,985
Management's estimate one [member]
Statement [Line Items]
Risk free interest rate	5.96%	6.86%
Inflation rate	3.15%	3.54%